Significant Transactions (Details) - Schedule of Fair Value of the Consideration Transferred - 365 Cannabis [Member] $ in Thousands	12 Months Ended
Dec. 31, 2008 USD ($)
Business Acquisition, Contingent Consideration [Line Items]
Shares issued	$ 11,060
Cash	4,982
Contingent consideration	6,300
Total fair value of consideration transferred	$ 22,342